Related Party Transactions - Schedule of Balances are Outstanding with Related Parties (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Related Parties [Member]
Schedule of Balances are Outstanding with Related Parties [Line Items]
Balance	$ 2,140,364	$ 1,662,411
Interest accrued	293,707	549,470
Repayments made during the period		(71,517)
Balance	2,434,071	2,140,364
Loans from associated entities [Member]
Schedule of Balances are Outstanding with Related Parties [Line Items]
Balance	156,713	156,068
Interest charged	500	645
Balance	157,213	156,713
Convertible Notes from Related Parties [Member]
Schedule of Balances are Outstanding with Related Parties [Line Items]
Balance	793,085	759,678
Proceeds from convertible note issue		287,886
Interest accrued	31,049	73,011
Repaid during the year		(327,490)
Balance	$ 824,134	$ 793,085